OTHER EXPENSES (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Expense [Abstract]
Disclosure of detailed information about other operating expense

For the years ended December 31,	2020	2019
Changes in provisions (i)	$9.1	$6.9
(Recovery) Write-down of tax recoverables and other assets	(2.1)	25.6
Gain on discontinuation of the equity method (Note 6)	(21.3)	—
Gain on sale of subsidiaries (Note 6)	—	(273.1)
Loss on sale of other assets	3.8	2.4
Mark-to-market loss on deferred share compensation	10.9	3.3
Net mark-to-market gain on financial assets and financial liabilities	(6.9)	(1.9)
Reorganization costs	0.5	3.8
Other expenses (ii)	20.6	10.6
Other operating expenses (income), net	$14.6	$(222.4)
(i)Amount represents the recording (reversal) of certain existing provisions based on management's best estimate of the likely outcome.
(ii)Other expenses is comprised primarily of contributions to social and infrastructure development causes in jurisdictions where the Company is active, and business and professional transaction costs.

Disclosure of detailed information about Other (income) costs, net

For the years ended December 31,	2020	2019
Finance income	$(1.1)	$(2.2)
Net gain on derivatives	(1.8)	(7.2)
Net foreign exchange loss	21.6	29.0
Other costs, net	$18.7	$19.6